Condensed Consolidating Financial Information	9 Months Ended		12 Months Ended
	Jul. 31, 2013 Senior Notes Due Two Thousand Fifteen [Member]	Jul. 31, 2013 Senior Notes Due Two Thousand Twenty [Member]	Oct. 31, 2012 Quiksilver Inc [Member]	Oct. 31, 2012 Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Consolidating Financial Information

15. Condensed Consolidating Financial Information — 2015 Notes

As of July 31, 2013, the Company had $400 million of its publicly registered 2015 Notes. Obligations under the Company’s 2015 Notes are fully and unconditionally guaranteed by certain of its existing domestic subsidiaries.

The Company is required to present condensed consolidating financial information for Quiksilver, Inc. and its domestic subsidiaries within the notes to the condensed consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f). The following condensed consolidating financial information presents the results of operations, financial position and cash flows of Quiksilver, Inc., its 100% owned guarantor subsidiaries, its non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of July 31, 2013 and October 31, 2012 and for the three and nine month periods ended July 31, 2013 and 2012. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. The Company has applied the estimated consolidated annual effective income tax rate to both the guarantor and non-guarantor subsidiaries, adjusting for any discrete items, for interim reporting purposes. In the Company’s consolidated financial statements for the fiscal year ending October 31, 2013, management will apply the actual income tax rates to both the guarantor and non-guarantor subsidiaries. These interim tax rates may differ from the actual annual effective income tax rates for both the guarantor and non-guarantor subsidiaries.

On July 16, 2013, the Company irrevocably deposited with the trustee for the 2015 Notes an amount sufficient to redeem all of the 2015 Notes, including accrued interest ($409 million). The redemption of the 2015 Notes was completed on August 15, 2013, and therefore, the 2015 Notes are no longer outstanding.

Condensed Consolidating Statement of Operations

Third Quarter Ended July 31, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$235,831	$287,539	$(27,722)	$495,764
Cost of goods sold	—	140,902	129,953	(19,866)	250,989

Gross profit	116	94,929	157,586	(7,856)	244,775
Selling, general and administrative expense	11,426	66,390	146,211	(7,448)	216,579
Asset impairments	—	925	1,227	—	2,152

Operating (loss)/income	(11,310)	27,614	10,148	(408)	26,044
Interest expense, net	12,251	1,392	6,552	—	20,195
Foreign currency (gain)/loss	(91)	(119)	4,284	—	4,074
Equity in earnings	(25,964)	(330)	—	26,294	—

Income/(loss) before provision/(benefit) for income taxes	2,493	26,671	(688)	(26,702)	1,775
Provision/(benefit) for income taxes	422	(628)	157	—	(49)

Net income/(loss)	2,071	27,299	(845)	(26,702)	1,824
Net loss attributable to non-controlling interest	—	—	247	—	247

Net income/(loss) attributable to Quiksilver, Inc.	2,071	27,299	(598)	(26,702)	2,071
Other comprehensive loss	(2,140)	—	(2,140)	2,140	(2,140)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(69)	$27,299	$(2,738)	$(24,562)	$(69)

Condensed Consolidating Statement of Operations

Third Quarter Ended July 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$117	$258,595	$285,858	$(32,131)	$512,439
Cost of goods sold	—	152,405	130,167	(23,621)	258,951

Gross profit	117	106,190	155,691	(8,510)	253,488
Selling, general and administrative expense	13,533	81,506	137,695	(6,946)	225,788
Asset impairments	—	141	—	—	141

Operating (loss)/income	(13,416)	24,543	17,996	(1,564)	27,559
Interest expense, net	7,253	1,245	6,336	—	14,834
Foreign currency (gain)/loss	(185)	22	(2,079)	—	(2,242)
Equity in earnings	(33,094)	457	—	32,637	—

Income before provision for income taxes	12,610	22,819	13,739	(34,201)	14,967
Provision for income taxes	—	513	1,995	—	2,508

Net income	12,610	22,306	11,744	(34,201)	12,459
Net loss attributable to non-controlling interest	—	—	151	—	151

Net income attributable to Quiksilver, Inc.	12,610	22,306	11,895	(34,201)	12,610
Other comprehensive loss	(28,120)	—	(28,120)	28,120	(28,120)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(15,510)	$22,306	$(16,225)	$(6,081)	$(15,510)

Condensed Consolidating Statement of Operations

Nine Months Ended July 31, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$348	$591,842	$874,994	$(81,654)	$1,385,530
Cost of goods sold	—	362,122	407,709	(59,919)	709,912

Gross profit	348	229,720	467,285	(21,735)	675,618
Selling, general and administrative expense	39,154	213,577	429,647	(22,336)	660,042
Asset impairments	—	7,248	3,404	—	10,652

Operating (loss)/income	(38,806)	8,895	34,234	601	4,924
Interest expense, net	26,789	4,246	19,956	—	50,991
Foreign currency loss	35	244	4,350	—	4,629
Equity in earnings	(4,599)	(1,018)	—	5,617	—

(Loss)/income before provision/(benefit) for income taxes	(61,031)	5,423	9,928	(5,016)	(50,696)
Provision/(benefit) for income taxes	422	(161)	10,061	—	10,322

Net (loss)/income	(61,453)	5,584	(133)	(5,016)	(61,018)
Net income attributable to non-controlling interest	—	—	(435)	—	(435)

Net (loss)/income attributable to Quiksilver, Inc	(61,453)	5,584	(568)	(5,016)	(61,453)
Other comprehensive loss	(10,753)	—	(10,753)	10,753	(10,753)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(72,206)	$5,584	$(11,321)	$5,737	$(72,206)

Condensed Consolidating Statement of Operations

Nine Months Ended July 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$353	$615,658	$919,474	$(81,212)	$1,454,273
Cost of goods sold	—	366,655	422,012	(57,981)	730,686

Gross profit	353	249,003	497,462	(23,231)	723,587
Selling, general and administrative expense	43,318	233,937	425,162	(22,204)	680,213
Asset impairments	—	556	—	—	556

Operating (loss)/income	(42,965)	14,510	72,300	(1,027)	42,818
Interest expense, net	21,732	3,930	19,802		45,464
Foreign currency (gain)/loss	(298)	31	(4,434)		(4,701)
Equity in earnings	(49,284)	2,190	—	47,094	—

(Loss)/income before provision for income taxes	(15,115)	8,359	56,932	(48,121)	2,055
Provision for income taxes	—	945	13,968	—	14,913

Net (loss)/income	(15,115)	7,414	42,964	(48,121)	(12,858)
Less: Net income attributable to non-controlling interest	—	—	(2,257)	—	(2,257)

Net (loss)/income attributable to Quiksilver, Inc	(15,115)	7,414	40,707	(48,121)	(15,115)
Other comprehensive loss	(49,151)	—	(49,151)	49,151	(49,151)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(64,266)	$7,414	$(8,444)	$1,030	$(64,266)

Condensed Consolidating Balance Sheet

July 31, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1	$280	$62,102	$—	$62,383
Restricted cash	409,167	—	—	—	409,167
Trade accounts receivable, net	—	167,514	250,675	—	418,189
Other receivables	19	5,597	19,364	—	24,980
Income taxes receivable	422	255	2,102	—	2,779
Inventories	—	120,697	277,868	597	399,162
Deferred income taxes	—	26,111	22,877	(20,902)	28,086
Prepaid expenses and other current assets	2,961	8,494	24,364	—	35,819
Intercompany balances	—	115,906	—	(115,906)	—

Total current assets	412,570	444,854	659,352	(136,211)	1,380,565
Fixed assets, net	20,261	56,659	151,077	—	227,997
Intangible assets, net	3,816	46,923	87,645	—	138,384
Goodwill	—	111,555	160,862	—	272,417
Other assets	8,373	6,959	39,229	—	54,561
Deferred income taxes long-term	20,387	—	143,452	(45,236)	118,603
Investment in subsidiaries	1,092,524	6,863	—	(1,099,387)	—

Total assets	$1,557,931	$673,813	$1,241,617	$(1,280,834)	$2,192,527

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$3,374	$93,898	$141,039	$—	$238,311
Accrued liabilities	6,320	22,700	77,981	—	107,001
Current portion of long-term debt	—	6,094	37,059	—	43,153
Debt to be redeemed	409,167	—	—	—	409,167
Deferred income taxes	20,902	—	—	(20,902)	—
Intercompany balances	83,972	—	31,934	(115,906)	—

Total current liabilities	523,735	122,692	288,013	(136,808)	797,632
Long-term debt	500,776	9,000	297,318	—	807,094
Deferred income taxes long-term	—	45,236		(45,236)	—
Other long-term liabilities	—	14,137	20,839	—	34,976

Total liabilities	1,024,511	191,065	606,170	(182,044)	1,639,702
Stockholders’/invested equity:	533,420	482,748	616,042	(1,098,790)	533,420
Non-controlling interest	—	—	19,405	—	19,405

Total liabilities and equity	$1,557,931	$673,813	$1,241,617	$(1,280,834)	$2,192,527

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Income taxes receivable	—	117	—	(117)	—
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371
Intercompany balances	—	95,809	23,025	(118,834)	—

Total current assets	2,621	406,643	615,997	(119,392)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	—	137,203	(23,550)	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	18,147	—	18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	—	1,476	(117)	1,359
Intercompany balances	118,834	—	—	(118,834)	—

Total current liabilities	132,018	132,292	211,257	(118,951)	356,616
Long-term debt	400,000	60,700	260,475	—	721,175
Deferred income taxes long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	241,783	484,704	(142,501)	1,116,004
Stockholders’/invested equity:	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

Condensed Consolidating Statement of Cash Flows

Nine Months Ended July 31, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(61,453)	$5,584	$(133)	$(5,016)	$(61,018)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,651	13,164	23,203	—	38,018
Stock based compensation	16,195	—	—	—	16,195
Provision for doubtful accounts	—	(1,544)	6,055	—	4,511
Asset impairments	—	7,248	3,404	—	10,652
Equity in earnings	(4,599)	(1,018)	247	5,617	247
Non-cash interest expense	4,223	1,081	573	—	5,877
Deferred income taxes	—	—	(281)	—	(281)
Other adjustments to reconcile net (loss)/income	35	(124)	733	—	644
Changes in operating assets and liabilities:
Trade accounts receivable	—	15,975	(6,531)	—	9,444
Inventories	—	(12,841)	(49,098)	(601)	(62,540)
Other operating assets and liabilities	6,867	(7,050)	25,917	—	25,734

Net cash (used in)/provided by operating activities	(37,081)	20,475	4,089	—	(12,517)
Cash flows from investing activities:
Changes in restricted cash	(409,167)	—	—	—	(409,167)
Capital expenditures	(5,327)	(11,159)	(22,880)	—	(39,366)

Net cash used in investing activities	(414,494)	(11,159)	(22,880)	—	(448,533)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	6,157	—	6,157
Payments on lines of credit	—	—	(22,561)	—	(22,561)
Borrowings on long-term debt	500,776	59,829	86,271	—	646,876
Payments on long-term debt	—	(114,029)	(28,092)	—	(142,121)
Payments of debt issuance costs	(8,775)	(4,312)	—	—	(13,087)
Stock option exercises and employee stock purchases	6,165	—	—	—	6,165
Intercompany	(46,914)	49,341	(2,427)	—	—

Net cash provided by/(used in) financing activities	451,252	(9,171)	39,348	—	481,429
Effect of exchange rate changes on cash	—	—	181	—	181

Net (decrease)/increase in cash and cash equivalents	(323)	145	20,738	—	20,560
Cash and cash equivalents, beginning of period	324	135	41,364	—	41,823

Cash and cash equivalents, end of period	$1	$280	$62,102	$—	$62,383

Condensed Consolidating Statement of Cash Flows

Nine Months Ended July 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(15,115)	$7,414	$42,964	$(48,121)	$(12,858)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,598	13,338	24,501	—	39,437
Stock based compensation	17,272	—	—	—	17,272
Provision for doubtful accounts	—	(2,530)	4,131	—	1,601
Asset impairments	—	556	—	—	556
Equity in earnings	(49,284)	2,190	(19)	47,094	(19)
Non-cash interest expense	1,111	1,190	513	—	2,814
Deferred income taxes	—	—	9,349	—	9,349
Other adjustments to reconcile net (loss)/income	(322)	36	(2,008)	—	(2,294)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(19,657)	(6,048)	—	(25,705)
Inventories	—	(3,095)	(53,616)	1,027	(55,684)
Other operating assets and liabilities	4,623	416	3,611	—	8,650

Net cash (used in)/provided by operating activities	(40,117)	(142)	23,378	—	(16,881)
Cash flows from investing activities:
Capital expenditures	(2,861)	(18,736)	(25,580)	—	(47,177)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(2,861)	(18,736)	(34,697)	—	(56,294)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	11,377	—	11,377
Payments on lines of credit	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	80,500	46,534	—	127,034
Payments on long-term debt	—	(43,856)	(13,657)	—	(57,513)
Stock option exercises and employee stock purchases	1,335	—	—	—	1,335
Transactions with non-controlling interest owners	—	(11,000)	—	—	(11,000)
Intercompany	41,641	(5,676)	(35,965)	—	—

Net cash provided by/(used in) financing activities	42,976	19,968	(4,037)	—	58,907
Effect of exchange rate changes on cash	—	—	(13,582)	—	(13,582)

Net (decrease)/increase in cash and cash equivalents	(2)	1,090	(28,938)	—	(27,850)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$15	$2,421	$79,467	$—	$81,903

14. Condensed Consolidating Financial Information – 2020 Notes

In July 2013, the Company issued $225 million aggregate principal amount of its 2020 Notes. The Company has filed a registration statement on From S-4 with the Securities and Exchange Commission for the purposes of commencing an exchange offer to exchange the 2020 Notes for publicly registered notes with identical terms. Obligations under the Company’s 2020 Notes are fully and unconditionally guaranteed by certain of its domestic subsidiaries. The Company is required to present condensed consolidating financial information for Quiksilver, Inc. and its domestic subsidiaries within the notes to the condensed consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f). The following condensed consolidating financial information presents the results of operations, financial position and cash flows of Quiksilver, Inc., QS Wholesale, Inc., the guarantor subsidiaries, the non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of July 31, 2013 and October 31, 2012 and for the three and nine month periods ended July 31, 2013 and 2012. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. The Company has applied the estimated consolidated annual effective income tax rate to both the guarantor and non-guarantor subsidiaries, adjusting for any discrete items, for interim reporting purposes. In the Company’s consolidated financial statements for the fiscal year ending October 31, 2013, management will apply the actual income tax rates to both the guarantor and non-guarantor subsidiaries. These interim tax rates may differ from the actual annual effective income tax rates for both the guarantor and non-guarantor subsidiaries.

In the accompanying October 31, 2012 condensed consolidating balance sheet, the Company has made certain corrections, in the classification of amounts in the intercompany balances, investment in subsidiaries and stockholders’/invested equity accounts, from amounts previously reported. These corrections resulted in an aggregate increase (decrease) in total assets of $31.6 million, ($45.6 million), and ($32.5 million) in the QS Wholesale, Guarantor Subsidiaries and Non-Guarantor Subsidiaries columns, respectively, with a $46.5 million increase in the Eliminations column, along with offsetting amounts in total liabilities and equity. The correction within the QS Wholesale column included an increase in Intercompany balances (current assets) and Stockholders’/invested equity of $178.6 million and $31.6 million, respectively, with a corresponding decrease in Investment in subsidiaries of $147.1 million. The correction within the Guarantor Subsidiaries column included a decrease in Intercompany balances (current assets) and Stockholders’/invested equity of $45.6 million and $114.3 million, respectively, with a corresponding increase in Intercompany balances (current liability) of $68.7 million. The correction within Non-Guarantor Subsidiaries column included a decrease in Intercompany balances (current assets) and Stockholders’/invested equity of $32.5 million and $64.4 million, respectively, with a corresponding increase in Intercompany balances (current liability) of $31.9 million. The effect of these corrections did not impact the Company’s previously reported consolidated financial results.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Third Quarter Ended July 31, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$123,731	$164,367	$287,539	$(79,989)	$495,764
Cost of goods sold	—	73,392	107,406	129,953	(59,762)	250,989

Gross profit	116	50,339	56,961	157,586	(20,227)	244,775
Selling, general and administrative expense	11,426	30,817	35,573	146,211	(7,448)	216,579
Asset impairments	—	—	925	1,227	—	2,152

Operating (loss)/income	(11,310)	19,522	20,463	10,148	(12,779)	26,044
Interest expense, net	12,251	1,420	(28)	6,552	—	20,195
Foreign currency (gain)/loss	(91)	(63)	(56)	4,284	—	4,074
Equity in earnings	(25,541)	(331)	—	—	25,872	—

Income/(loss) before provision/(benefit) for income taxes	2,071	18,496	20,547	(688)	(38,651)	1,775
Provision/(benefit) for income taxes	—	(206)	—	157	—	(49)

Net income/(loss)	2,071	18,702	20,547	(845)	(38,651)	1,824
Net loss attributable to non-controlling interest	—	—	—	247	—	247

Net income/(loss) attributable to Quiksilver, Inc.	2,071	18,702	20,547	(598)	(38,651)	2,071
Other comprehensive loss	(2,140)	—	—	(2,140)	2,140	(2,140)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(69)	$18,702	$20,547	$(2,738)	$(36,511)	$(69)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Third Quarter Ended July 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$117	$111,519	$180,380	$285,858	$(65,435)	$512,439
Cost of goods sold	—	66,365	118,882	130,167	(56,463)	258,951

Gross profit	117	45,154	61,498	155,691	(8,972)	253,488
Selling, general and administrative expense	13,533	38,731	42,775	137,695	(6,946)	225,788
Asset impairments	—	—	141	—	—	141

Operating (loss)/income	(13,416)	6,423	18,582	17,996	(2,026)	27,559
Interest expense, net	7,253	1,247	(2)	6,336	—	14,834
Foreign currency (gain)/loss	(185)	(8)	30	(2,079)	—	(2,242)
Equity in earnings	(33,094)	457	—	—	32,637	—

Income before provision for income taxes	12,610	4,727	18,554	13,739	(34,663)	14,967
Provision for income taxes	—	513	—	1,995	—	2,508

Net income	12,610	4,214	18,554	11,744	(34,663)	12,459
Net loss attributable to non-controlling interest	—	—	—	151	—	151

Net income attributable to Quiksilver, Inc.	12,610	4,214	18,554	11,895	(34,663)	12,610
Other comprehensive loss	(28,120)	—	—	(28,120)	28,120	(28,120)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(15,510)	$4,214	$18,554	$(16,225)	$(6,543)	$(15,510)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Nine Months Ended July 31, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$348	$317,643	$387,084	$874,994	$(194,539)	$1,385,530
Cost of goods sold	—	191,351	267,351	407,709	(156,499)	709,912

Gross profit	348	126,292	119,733	467,285	(38,040)	675,618
Selling, general and administrative expense	39,154	102,946	110,631	429,647	(22,336)	660,042
Asset impairments	—	1,646	5,602	3,404	—	10,652

Operating (loss)/income	(38,806)	21,700	3,500	34,234	(15,704)	4,924
Interest expense, net	26,789	4,329	(83)	19,956	—	50,991
Foreign currency loss	35	23	221	4,350	—	4,629
Equity in earnings	(4,599)	(1,018)	—	—	5,617	—

(Loss)/income before provision/(benefit) for income taxes	(61,031)	18,366	3,362	9,928	(21,321)	(50,696)
Provision/(benefit) for income taxes	422	(161)	—	10,061	—	10,322

Net (loss)/income	(61,453)	18,527	3,362	(133)	(21,321)	(61,018)
Net income attributable to non-controlling interest	—	—	—	(435)	—	(435)

Net (loss)/income attributable to Quiksilver, Inc	(61,453)	18,527	3,362	(568)	(21,321)	(61,453)
Other comprehensive loss	(10,753)	—	—	(10,753)	10,753	(10,753)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(72,206)	$18,527	$3,362	$(11,321)	$(10,568)	$(72,206)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Nine Months Ended July 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$353	$344,468	$406,531	$919,474	$(216,553)	$1,454,273
Cost of goods sold	—	212,651	269,473	422,012	(173,450)	730,686

Gross profit	353	131,817	137,058	497,462	(43,103)	723,587
Selling, general and administrative expense	43,318	112,420	121,517	425,162	(22,204)	680,213
Asset impairments	—	—	556	—	—	556

Operating (loss)/income	(42,965)	19,397	14,985	72,300	(20,899)	42,818
Interest expense, net	21,732	3,932	(2)	19,802	—	45,464
Foreign currency (gain)/loss	(298)	(132)	163	(4,434)	—	(4,701)
Equity in earnings	(49,284)	2,190	—	—	47,094	—

(Loss)/income before provision for income taxes	(15,115)	13,407	14,824	56,932	(67,993)	2,055
Provision for income taxes	—	945	—	13,968	—	14,913

Net (loss)/income	(15,115)	12,462	14,824	42,964	(67,993)	(12,858)
Less: Net income attributable to non-controlling interest	—	—	—	(2,257)	—	(2,257)

Net (loss)/income attributable to Quiksilver, Inc	(15,115)	12,462	14,824	40,707	(67,993)	(15,115)
Other comprehensive loss	(49,151)	—	—	(49,151)	49,151	(49,151)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(64,266)	$12,462	$14,824	$(8,444)	$(18,842)	$(64,266)

CONDENSED CONSOLIDATING BALANCE SHEET

July 31, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1	$2,041	$(1,761)	$62,102	$—	$62,383
Restricted cash	409,167	—	—	—	—	409,167
Trade accounts receivable, net	—	84,780	82,734	250,675	—	418,189
Other receivables	19	2,252	3,345	19,364	—	24,980
Income taxes receivable	422	255	—	2,102	—	2,779
Inventories	—	39,453	104,942	277,868	(23,101)	399,162
Deferred income taxes	—	26,617	—	22,877	(21,408)	28,086
Prepaid expenses and other current assets	2,961	3,822	4,672	24,364	—	35,819
Intercompany balances	—	174,387	—	—	(174,387)	—

Total current assets	412,570	333,607	193,932	659,352	(218,896)	1,380,565
Fixed assets, net	20,261	33,315	23,344	151,077	—	227,997
Intangible assets, net	3,816	44,829	2,094	87,645	—	138,384
Goodwill	—	103,880	7,675	160,862	—	272,417
Other assets	8,373	5,873	1,086	39,229	—	54,561
Deferred income taxes long-term	20,387		—	143,452	(45,236)	118,603
Investment in subsidiaries	1,092,524	12,815	—	—	(1,105,339)	—

Total assets	$1,557,931	$534,319	$228,131	$1,241,617	$(1,369,471)	$2,192,527

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$3,374	$42,374	$51,524	$141,039	$—	$238,311
Accrued liabilities	6,320	12,947	9,753	77,981	—	107,001
Current portion of long-term debt	—	6,094	—	37,059	—	43,153
Debt to be redeemed	409,167	—	—	—	—	409,167
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	83,972	—	58,481	31,934	(174,387)	—

Total current liabilities	523,735	61,415	120,264	288,013	(195,795)	797,632
Long-term debt	500,776	9,000	—	297,318	—	807,094
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	4,954	9,183	20,839	—	34,976

Total liabilities	1,024,511	118,320	131,732	606,170	(241,031)	1,639,702
Stockholders’/invested equity:	533,420	415,999	96,399	616,042	(1,128,440)	533,420
Non-controlling interest	—	—	—	19,405	—	19,405

Total liabilities and equity	$1,557,931	$534,319	$228,131	$1,241,617	$(1,369,471)	$2,192,527

CONDENSED CONSOLIDATING BALANCE SHEET

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances	—	218,896	—	—	(218,896)	—

Total current assets	2,621	367,504	205,590	592,972	(262,818)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	12,180	—	—	(1,100,104)	—

Total assets	$1,135,715	$570,369	$242,040	$1,178,274	$(1,408,158)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable	—	—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	118,319	—	68,707	31,870	(218,896)	—

Total current liabilities	152,405	63,835	137,670	243,127	(240,421)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	149,003	527,354	(285,657)	1,116,004
Stockholders’/invested equity:	583,310	397,470	93,037	631,994	(1,122,501)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$570,369	$242,040	$1,178,274	$(1,408,158)	$1,718,240

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Nine Months Ended July 31, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(61,453)	$18,527	$3,362	$(133)	$(21,321)	$(61,018)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,651	8,710	4,454	23,203	—	38,018
Stock based compensation	16,195	—	—	—	—	16,195
Provision for doubtful accounts	—	(257)	(1,287)	6,055	—	4,511
Asset impairments	—	1,646	5,602	3,404	—	10,652
Equity in earnings	(4,599)	(1,018)	—	247	5,617	247
Non-cash interest expense	4,223	1,081	—	573	—	5,877
Deferred income taxes	—		—	(281)	—	(281)
Other adjustments to reconcile net (loss)/income	35	—	(124)	733	—	644
Changes in operating assets and liabilities:
Trade accounts receivable	—	(4,000)	19,975	(6,531)	—	9,444
Inventories	—	(7,297)	(5,544)	(65,403)	15,704	(62,540)
Other operating assets and liabilities	6,867	341	(7,391)	25,917	—	25,734

Net cash (used in)/provided by operating activities	(37,081)	17,733	19,047	(12,216)	—	(12,517)
Cash flows from investing activities:
Changes in restricted cash	(409,167)	—	—	—	—	(409,167)
Capital expenditures	(5,327)	(3,908)	(7,251)	(22,880)	—	(39,366)

Net cash used in investing activities	(414,494)	(3,908)	(7,251)	(22,880)	—	(448,533)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	6,157	—	6,157
Payments on lines of credit	—	—	—	(22,561)	—	(22,561)
Borrowings on long-term debt	500,776	59,829	—	86,271	—	646,876
Payments on long-term debt	—	(114,029)	—	(28,092)	—	(142,121)
Payments of debt issuance costs	(8,775)	(4,312)	—	—	—	(13,087)
Stock option exercises and employee stock purchases	6,165	—	—	—	—	6,165
Intercompany	(46,914)	44,762	(11,726)	13,878	—	—

Net cash provided by/(used in) financing activities	451,252	(13,750)	(11,726)	55,653	—	481,429
Effect of exchange rate changes on cash	—	—	—	181	—	181

Net (decrease)/increase in cash and cash equivalents	(323)	75	70	20,738	—	20,560
Cash and cash equivalents, beginning of period	324	1,966	(1,831)	41,364	—	41,823

Cash and cash equivalents, end of period	$1	$2,041	$(1,761)	$62,102	$—	$62,383

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Nine Months Ended July 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(15,115)	$12,462	$14,824	$42,964	$(67,993)	$(12,858)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,598	8,420	4,918	24,501	—	39,437
Stock based compensation	17,272	—	—	—	—	17,272
Provision for doubtful accounts	—	(1,127)	(1,403)	4,131	—	1,601
Asset impairments	—	—	556	—	—	556
Equity in earnings	(49,284)	2,190	—	(19)	47,094	(19)
Non-cash interest expense	1,111	1,190	—	513	—	2,814
Deferred income taxes	—		—	9,349	—	9,349
Other adjustments to reconcile net (loss)/income	(322)	—	36	(2,008)	—	(2,294)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(5,442)	(14,215)	(6,048)	—	(25,705)
Inventories	—	47,239	(50,334)	(73,488)	20,899	(55,684)
Other operating assets and liabilities	4,623	(14,661)	15,077	3,611	—	8,650

Net cash (used in)/provided by operating activities	(40,117)	50,271	(30,541)	3,506	—	(16,881)
Cash flows from investing activities:
Capital expenditures	(2,861)	(11,548)	(7,188)	(25,580)	—	(47,177)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(2,861)	(11,548)	(7,188)	(34,697)	—	(56,294)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	11,377	—	11,377
Payments on lines of credit	—	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	80,500	—	46,534	—	127,034
Payments on long-term debt	—	(43,856)	—	(13,657)	—	(57,513)
Stock option exercises and employee stock purchases	1,335	—	—	—	—	1,335
Transactions with non-controlling interest owners	—	(11,000)	—	—	—	(11,000)
Intercompany	41,641	(64,598)	39,050	(16,093)	—	—

Net cash provided by/(used in) financing activities	42,976	(38,954)	39,050	15,835	—	58,907
Effect of exchange rate changes on cash	—	—	—	(13,582)	—	(13,582)

Net (decrease)/increase in cash and cash equivalents	(2)	(231)	1,321	(28,938)	—	(27,850)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$15	$4,741	$(2,320)	$79,467	$—	$81,903

Note 18—Condensed Consolidating Financial Information

In December 2005, the Company completed an exchange offer to exchange its Senior Notes for publicly registered notes with identical terms. Obligations under the Company’s Senior Notes are fully and unconditionally guaranteed by certain of its existing domestic subsidiaries.

The Company is required to present condensed consolidating financial information for Quiksilver, Inc. and its domestic subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f). The following condensed consolidating financial information presents the results of operations, financial position and cash flows of Quiksilver Inc., its 100% owned Guarantor subsidiaries, its non-Guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of October 31, 2012 and 2011 and for each of fiscal 2012, 2011 and 2010. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Certain immaterial balances have been reclassified in the prior year financial statements to conform to the current year presentation. As a result of the adoption of ASU 2011-05, the Company has updated the following condensed consolidated statements of operations to include other comprehensive (loss)/income.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$854,754	$1,262,757	$(104,741)	$2,013,239
Cost of goods sold	—	505,420	602,115	(74,642)	1,032,893

Gross profit	469	349,334	660,642	(30,099)	980,346
Selling, general and administrative expense	56,983	311,886	577,868	(30,593)	916,144
Asset impairments	—	5,162	2,072	—	7,234

Operating (loss)/income	(56,514)	32,286	80,702	494	56,968
Interest expense	28,987	5,351	26,485	—	60,823
Foreign currency gain	(173)	(35)	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	22,296	55,678	(69,404)	(2,186)
Provision for income taxes	—	1,144	6,413	—	7,557

Net (loss)/income	(10,756)	21,152	49,265	(69,404)	(9,743)
Less: net income attributable to non-controlling interest	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc.	(10,756)	21,152	48,252	(69,404)	(10,756)

Other Comprehensive Loss	(29,715)	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$21,152	$18,537	$(39,689)	$(40,471)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$736,110	$1,270,320	$(53,833)	$1,953,061
Cost of goods sold	—	399,493	554,593	(24,859)	929,227

Gross profit	464	336,617	715,727	(28,974)	1,023,834
Selling, general and administrative expense	43,045	311,840	566,703	(25,639)	895,949
Asset impairments	—	3,399	82,974	—	86,373

Operating (loss)/income	(42,581)	21,378	66,050	(3,335)	41,512
Interest expense	28,871	3,785	41,152	—	73,808
Foreign currency loss/(gain)	30	(40)	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	18,469	24,999	(54,395)	(32,185)
Provision/(benefit) for income taxes	—	165	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	18,304	39,479	(54,395)	(17,870)
Less: net income attributable to non-controlling interest	—	—	(3,388)	—	(3,388)
Net (loss)/income attributable to Quiksilver, Inc.	(21,258)	18,304	36,091	(54,395)	(21,258)
Other comprehensive income	2,445	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$18,304	$38,536	$(56,840)	$(18,813)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$683,767	$1,195,536	$(42,059)	$1,837,620
Cost of goods sold	—	373,740	511,777	(15,145)	870,372

Gross profit	376	310,027	683,759	(26,914)	967,248
Selling, general and administrative expense	36,867	283,347	537,153	(25,301)	832,066
Asset impairments	—	7,585	4,072	—	11,657

Operating (loss)/income	(36,491)	19,095	142,534	(1,613)	123,525
Interest expense, net	28,721	55,070	30,318	—	114,109
Foreign currency gain	(285)	(124)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(34,369)	117,724	(53,494)	15,333
(Benefit)/provision for income taxes	(4,844)	522	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(34,891)	89,969	(53,494)	(8,100)
Income from discontinued operations	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(33,406)	90,314	(53,494)	(6,270)
Less: net income attributable to non-controlling interest	—	—	(3,414)	—	(3,414)

Net (loss)/income attributable to Quiksilver, Inc.	(9,684)	(33,406)	86,900	(53,494)	(9,684)
Other comprehensive income	18,286	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(33,406)	$105,186	$(71,780)	$8,602

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371

Total current assets	2,621	310,717	592,972	(441)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	(23,550)	137,203	—	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	(117)	1,476	—	1,359
Intercompany balances	118,834	(95,809)	(23,025)	—	—

Total current liabilities	132,018	36,366	188,232	—	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	122,307	461,679	—	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$1,331	$108,405	$—	$109,753
Trade accounts receivable, net	—	150,782	246,307	—	397,089
Other receivables	122	5,918	17,150	—	23,190
Income taxes receivable	—	21,338	(17,073)	—	4,265
Inventories	—	115,456	234,266	(1,965)	347,757
Deferred income taxes	—	(1,182)	33,990	—	32,808
Prepaid expenses and other current assets	2,378	8,525	14,526	—	25,429

Total current assets	2,517	302,168	637,571	(1,965)	940,291
Fixed assets, net	17,602	64,943	155,562	—	238,107
Intangible assets, net	3,007	48,743	86,393	—	138,143
Goodwill	—	112,216	156,373	—	268,589
Other assets	4,457	3,936	47,421	—	55,814
Deferred income taxes long-term	—	(16,682)	139,961	—	123,279
Investment in subsidiaries	1,084,745	8,929	—	(1,093,674)	—

Total assets	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,335	$—	$18,335
Accounts payable	2,510	88,280	112,233	—	203,023
Accrued liabilities	6,673	30,088	96,183	—	132,944
Current portion of long-term debt	—	3,000	1,628	—	4,628
Intercompany balances	93,047	(34,611)	(58,436)	—	—

Total current liabilities	102,230	86,757	169,943	—	358,930
Long-term debt, net of current portion	400,000	36,542	288,181	—	724,723
Other long-term liabilities	—	41,219	16,729	—	57,948

Total liabilities	502,230	164,518	474,853	—	1,141,601
Stockholders’/invested equity	610,098	359,735	735,904	(1,095,639)	610,098
Non-controlling interest	—	—	12,524	—	12,524

Total liabilities and equity	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$21,152	$49,265	$(69,404)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	2,088	18,002	33,142	—	53,232
Stock-based compensation	22,552	—	—	—	22,552
Provision for doubtful accounts	—	(1,642)	6,236	—	4,594
Asset impairments	—	5,162	2,072	—	7,234
Equity in earnings	(74,572)	4,674	282	69,898	282
Non-cash interest expense	1,490	1,506	689	—	3,685
Deferred income taxes	—	474	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	36	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(29,521)	(23,884)	—	(53,405)
Inventories	—	7,195	(11,679)	(494)	(4,978)
Other operating assets and liabilities	10,255	2,233	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(49,386)	29,271	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	45	8,153	—	8,198
Capital expenditures	(4,388)	(22,580)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(22,535)	(40,077)	—	(67,000)
Cash flows from financing activities:
Transactions with non-controlling interest owners	—	(11,000)	—	—	(11,000)
Borrowings on lines of credit	—	—	15,139	—	15,139
Payments on lines of credit	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	46,535	—	140,035
Payments on long-term debt	—	(70,800)	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	2,241
Intercompany	51,840	(19,632)	(32,208)	—	—

Net cash provided by/(used in) financing activities	54,081	(7,932)	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(1,196)	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$135	$41,364	—	$41,823

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$18,304	$39,479	$(54,395)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,735	20,445	33,079	—	55,259
Stock-based compensation	14,414	—	—	—	14,414
Provision for doubtful accounts	—	1,363	7,369	—	8,732
Asset impairments	—	3,399	82,974	—	86,373
Equity in earnings	(50,224)	(994)	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	15,917	—	19,112
Deferred income taxes	—	3,703	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	481	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(22,106)	(11,879)	—	(33,985)
Inventories	—	(23,322)	(50,719)	3,335	(70,706)
Other operating assets and liabilities	1,090	(4,275)	30,274	—	27,089

Net cash (used in)/provided by operating activities	(52,784)	(1,194)	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	15	12,531	—	12,546
Capital expenditures	(12,570)	(34,624)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(35,137)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	30,070	—	30,070
Payments on lines of credit	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	270,830	—	315,330
Payments on long-term debt	—	(25,524)	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	4,129
Intercompany	61,078	(20,486)	(40,592)	—	—

Net cash provided by/(used in) financing activities	65,207	(1,510)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(37,841)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	39,172	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$1,331	$108,405	—	$109,753

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(33,406)	$90,314	$(53,494)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	(1,485)	(345)	—	(1,830)
Depreciation and amortization	1,519	21,494	30,848	—	53,861
Stock-based compensation	12,831	—	—	—	12,831
Provision for doubtful accounts	—	4,360	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	(524)	51,881	(524)
Asset impairments	—	8,403	3,254	—	11,657
Non-cash interest expense	1,292	42,740	12,663	—	56,695
Deferred taxes	—	(5,652)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,455)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	15,735	24,111	—	39,846
Inventories	—	(5,075)	7,967	1,613	4,505
Other operating assets and liabilities	16,733	7,960	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(27,903)	52,137	175,463	—	199,697
Cash provided by operating activities of discontinued operations	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(27,903)	53,644	177,741	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,519	109	—	4,662
Capital expenditures	(4,194)	(10,730)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(6,211)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	16,581	—	16,581
Payments on lines of credit	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	16,618	—	59,353
Payments on long-term debt	—	(51,489)	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	3,639
Transactions with non-controlling interests owners	—	(1,542)	(3,632)	—	(5,174)
Intercompany	36,017	900	(36,917)	—	—

Net cash provided by/(used in) financing activities	31,906	(9,396)	(205,271)	—	(182,761)
Effect of exchange rate changes on cash	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	38,037	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,135	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$39,172	$81,257	—	$120,593

Note 19—Condensed Consolidating Financial Information

Obligations under Quiksilver, Inc.’s and QS Wholesale, Inc.’s senior notes issued on July 16, 2013 (see Note 20—Subsequent Events) are fully and unconditionally guaranteed by certain of the Company’s existing 100% owned domestic subsidiaries. As a result of the subsequent registration of these notes, the Company is required to present condensed consolidating financial information for Quiksilver, Inc., QS Wholesale, Inc., and the Company’s subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f).

The following condensed consolidating financial information presents the results of operations, financial position and cash flows of Quiksilver, Inc., QS Wholesale, Inc., Quiksilver, Inc’s 100% owned guarantor subsidiaries, its non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of October 31, 2012 and 2011 and for each of fiscal 2012, 2011 and 2010. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

In the accompanying October 31, 2012 and 2011 condensed consolidating balance sheets, the Company has made certain corrections, in the classification of amounts in the intercompany balances, investment in subsidiaries and stockholders’/invested equity accounts, from amounts previously reported. In the October 31, 2012 condensed consolidating balance sheet, these corrections resulted in an aggregate increase/(decrease) in total assets of $31.6 million, ($45.6 million), and ($32.5 million) in the QS Wholesale, Guarantor Subsidiaries and Non-Guarantor Subsidiaries columns, respectively, with a $46.5 million increase in the Eliminations column, along with offsetting amounts in total liabilities and equity. The correction within the QS Wholesale column included an increase in Intercompany balances (current assets) and Stockholders’/invested equity of $178.6 million and $31.6 million, respectively, with a corresponding decrease in Investment in subsidiaries of $147.1 million. The correction within the Guarantor Subsidiaries column included a decrease in Intercompany balances (current assets) and Stockholders’/invested equity of $45.6 million and $114.3 million, respectively, with a corresponding increase in Intercompany balances (current liability) of $68.7 million. The correction within Non-Guarantor Subsidiaries column included a decrease in Intercompany balances (current assets) and Stockholders’/invested equity of $32.5 million and $64.4 million, respectively, with a corresponding increase in Intercompany balances (current liability) of $31.9 million. In the October 31, 2011 condensed consolidating balance sheet, these corrections resulted in an aggregate increase/(decrease) in total assets of $19.6 million, ($67.1 million), and ($65.6 million) in the QS Wholesale, Guarantor Subsidiaries and Non-Guarantor Subsidiaries columns, respectively, with a $113.1 million increase in the Eliminations column, along with offsetting amounts in total liabilities and equity. The correction within the QS Wholesale column included an increase in Intercompany balances (current assets) and Stockholders’/invested equity of $166.7 million and $59.7 million, respectively, with a corresponding decrease in Intercompany balances (current liability) and Investment in subsidiaries of $40.1 million and $147.1 million, respectively. The correction within the Guarantor Subsidiaries column included a decrease in Intercompany balances (current assets) and Stockholders’/invested equity of $67.1 million and $139.7 million, respectively, with a corresponding increase in Intercompany balances (current liability) of $72.7 million. The correction within Non-Guarantor Subsidiaries column included a decrease in Intercompany balances (current assets) and Stockholders’/invested equity of $65.6 million and $67.1 million, respectively, with a corresponding increase in Intercompany balances (current liability) of $1.5 million. The effect of these corrections did not impact the Company’s previously reported consolidated financial results for either 2012 or 2011, and the Company believes that the corrections are immaterial to the consolidated financial statements.

Condensed Consolidating Statement of Operations

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$453,532	$573,826	$1,262,757	$(277,345)	$2,013,239
Cost of goods sold	—	275,179	373,016	602,115	(217,417)	1,032,893

Gross profit	469	178,353	200,810	660,642	(59,928)	980,346
Selling, general and administrative expense	56,983	147,684	164,202	577,868	(30,593)	916,144
Asset impairments	—	11	5,151	2,072	—	7,234

Operating (loss)/income	(56,514)	30,658	31,457	80,702	(29,335)	56,968
Interest expense, net	28,987	5,352	(1)	26,485	—	60,823
Foreign currency (gain)/loss	(173)	(148)	113	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	20,780	31,345	55,678	(99,233)	(2,186)
Provision for income taxes	—	1,144	—	6,413	—	7,557

Net (loss)/income	(10,756)	19,636	31,345	49,265	(99,233)	(9,743)
Less: Net income attributable to non-controlling interest	—	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc	(10,756)	19,636	31,345	48,252	(99,233)	(10,756)
Other comprehensive loss	(29,715)	—	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$19,636	$31,345	$18,537	$(69,518)	$(40,471)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$440,088	$479,559	$1,270,320	$(237,370)	$1,953,061
Cost of goods sold	—	268,361	291,972	554,593	(185,699)	929,227

Gross profit	464	171,727	187,587	715,727	(51,671)	1,023,834
Selling, general and administrative expense	43,045	139,530	172,310	566,703	(25,639)	895,949
Asset impairments	—	1,778	1,621	82,974	—	86,373

Operating (loss)/income	(42,581)	30,419	13,656	66,050	(26,032)	41,512
Interest expense, net	28,871	3,795	(10)	41,152	—	73,808
Foreign currency loss/(gain)	30	(229)	189	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	27,689	13,477	24,999	(77,092)	(32,185)
Provision/(benefit) for income taxes	—	165	—	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	27,524	13,477	39,479	(77,092)	(17,870)
Less: Net income attributable to non-controlling interest	—	—	—	(3,388)	—	(3,388)

Net (loss)/income attributable to Quiksilver, Inc	(21,258)	27,524	13,477	36,091	(77,092)	(21,258)
Other comprehensive income	2,445	—	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$27,524	$13,477	$38,536	$(79,537)	$(18,813)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$418,623	$421,759	$1,195,536	$(198,674)	$1,837,620
Cost of goods sold	—	261,491	240,660	511,777	(143,556)	870,372

Gross profit	376	157,132	181,099	683,759	(55,118)	967,248
Selling, general and administrative expense	36,867	133,730	149,617	537,153	(29,817)	832,066
Asset impairments	—	667	6,918	4,072	—	11,657

Operating (loss)/income	(36,491)	22,735	24,564	142,534	(29,817)	123,525
Interest expense, net	28,721	55,070	—	30,318	—	114,109
Foreign currency gain	(285)	(113)	(11)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(30,740)	24,575	117,724	(81,698)	15,333
(Benefit)/provision for income taxes	(4,844)	522	—	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(31,262)	24,575	89,969	(81,698)	(8,100)
Income from discontinued operations	—	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(31,262)	26,060	90,314	(81,698)	(6,270)
Less: Net income attributable to non-controlling interest	—	—	—	(3,414)	—	(3,414)

Net (loss) income attributable to Quiksilver, Inc	(9,684)	(31,262)	26,060	86,900	(81,698)	(9,684)
Other comprehensive income	18,286	—	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(31,262)	$26,060	$105,186	$(99,984)	$8,602

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances		218,896	—	—	(218,896)	—

Total current assets	2,621	367,504	205,590	592,972	(262,818)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	12,180	—	—	(1,100,104)	—

Total assets	$1,135,715	$570,369	$242,040	$1,178,274	$(1,408,158)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable		—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	118,319	—	68,707	31,870	(218,896)	—

Total current liabilities	152,405	63,835	137,670	243,127	(240,421)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	149,003	527,354	(285,657)	1,116,004
Stockholders’/invested equity:	583,310	397,470	93,037	631,994	(1,122,501)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$570,369	$242,040	$1,178,274	$(1,408,158)	$1,718,240

Condensed Consolidating Balance Sheet

October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$4,972	$(3,641)	$108,405	$—	$109,753
Trade accounts receivable, net	—	72,533	78,249	246,307	—	397,089
Other receivables	122	3,024	2,894	17,150	—	23,190
Income taxes receivable	—	390	—	3,875	—	4,265
Inventories	—	57,862	74,754	234,266	(19,125)	347,757
Deferred income taxes	—	15,111	—	33,990	(16,293)	32,808
Prepaid expenses and other current assets	2,378	3,507	5,018	14,526	—	25,429
Intercompany balances	—	166,707	—	—	(166,707)	—

Total current assets	2,517	324,106	157,274	658,519	(202,125)	940,291
Fixed assets, net	17,602	36,493	28,450	155,562	—	238,107
Intangible assets, net	3,007	46,510	2,233	86,393	—	138,143
Goodwill	—	103,880	8,336	156,373	—	268,589
Other assets	4,457	3,377	559	47,421	—	55,814
Deferred income taxes long-term	11,531	—	1,577	141,554	(31,383)	123,279
Investment in subsidiaries	1,084,745	16,082	—	—	(1,100,827)	—

Total assets	$1,123,859	$530,448	$198,429	$1,245,822	$(1,334,335)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,335	—	18,335
Accounts payable	2,510	50,858	37,422	112,233	—	203,023
Accrued liabilities	6,673	12,666	17,422	96,183	—	132,944
Current portion of long-term debt	—	3,000	—	1,628	—	4,628
Income taxes payable	—	—	—	—	—	—
Deferred income taxes	11,998	—	4,295	—	(16,293)	—
Intercompany balances	92,580	—	72,661	1,466	(166,707)	—

Total current liabilities	113,761	66,524	131,800	229,845	(183,000)	358,930
Long-term debt	400,000	36,542	—	288,181	—	724,723
Deferred income taxes long-term	—	31,383	—	—	(31,383)	—
Other long-term liabilities	—	6,546	4,937	46,465	—	57,948

Total liabilities	513,761	140,995	136,737	564,491	(214,383)	1,141,601
Stockholders’/invested equity:	610,098	389,453	61,692	668,807	(1,119,952)	610,098
Non-controlling interest	—	—	—	12,524	—	12,524

Total liabilities and equity	$1,123,859	$530,448	$198,429	$1,245,822	$(1,334,335)	$1,764,223

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$19,636	$31,345	$49,265	$(99,233)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	2,088	11,314	6,688	33,142	—	53,232
Stock based compensation	22,552		—	—	—	22,552
Provision for doubtful accounts	—	(763)	(879)	6,236	—	4,594
Asset impairments	—	11	5,151	2,072	—	7,234
Equity in earnings	(74,572)	4,674		282	69,898	282
Non-cash interest expense	1,490	1,506	—	689	—	3,685
Deferred income taxes	—	62	412	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	(94)	130	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(7,227)	(22,294)	(23,884)	—	(53,405)
Inventories	—	23,444	(46,078)	(11,679)	29,335	(4,978)
Other operating assets and liabilities	5,918	(9,589)	16,159	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(53,723)	42,974	(9,366)	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	43	2	8,153	—	8,198
Capital expenditures	(4,388)	(13,744)	(8,836)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(13,701)	(8,834)	(40,077)	—	(67,000)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	15,139	—	15,139
Payments on lines of credit	—	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	—	46,535	—	140,035
Payments on long-term debt	—	(70,800)	—	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	—	2,241
Transactions with non-controlling interest owners	—	(11,000)	—	—	—	(11,000)
Intercompany	56,177	(43,979)	20,010	(32,208)	—	—

Net cash provided by/(used in) financing activities	58,418	(32,279)	20,010	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(3,006)	1,810	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$1,966	$(1,831)	$41,364	$—	$41,823

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$27,524	$13,477	$39,479	$(77,092)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,735	13,191	7,254	33,079	—	55,259
Stock based compensation	14,414	—	—	—	—	14,414
Provision for doubtful accounts	—	225	1,138	7,369	—	8,732
Asset impairments	—	1,778	1,621	82,974	—	86,373
Equity in earnings	(50,224)	(994)	—	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	—	15,917	—	19,112
Deferred income taxes	—	93	3,610	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	351	130	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(8,811)	(13,295)	(11,879)	—	(33,985)
Inventories	—	(49,448)	3,429	(50,719)	26,032	(70,706)
Other operating assets and liabilities	(17,134)	5,146	8,803	30,274	—	27,089

Net cash (used in)/provided by operating activities	(71,008)	(9,137)	26,167	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	5	10	12,531	—	12,546
Capital expenditures	(12,570)	(21,726)	(12,898)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(21,721)	(13,416)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	30,070	—	30,070
Payments on lines of credit	—	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	—	270,830	—	315,330
Payments on long-term debt	—	(25,524)	—	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	—	4,129
Intercompany	79,302	(21,853)	(16,857)	(40,592)	—	—

Net cash provided by/(used in) financing activities	83,431	(2,877)	(16,857)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(33,735)	(4,106)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	38,707	465	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$4,972	$(3,641)	$108,405	$—	$109,753

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(31,262)	$26,060	$90,314	$(81,698)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	—	(1,485)	(345)	—	(1,830)
Depreciation and Amortization	1,519	12,134	9,360	30,848	—	53,861
Stock based compensation	12,831	—	—	—	—	12,831
Provision for doubtful accounts	—	2,982	1,378	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	—	(524)	51,881	(524)
Asset impairments	—	667	6,918	4,072	—	11,657
Non-Cash interest expense	1,292	42,740	—	12,663	—	56,695
Deferred taxes	—	(2,203)	(3,449)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,225)	(230)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	10,464	5,271	24,111	—	39,846
Inventories	—	(27,021)	(6,258)	7,967	29,817	4,505
Other operating assets and liabilities	8,350	7,975	8,368	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(36,286)	13,769	45,933	176,281	—	199,697
Cash provided by operating activities of discontinued operations	—	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(36,286)	13,769	47,440	178,559	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,500	19	109	—	4,662
Capital expenditures	(4,194)	(6,901)	(3,829)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(2,401)	(3,810)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	16,581	—	16,581
Payments on lines of credit	—	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	—	16,618	—	59,353
Payments on long-term debt	—	(51,489)	—	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	—	3,639
Transactions with non-controlling interest owners	—	(1,542)	—	(3,632)	—	(5,174)
Intercompany	44,400	36,553	(43,218)	(37,735)	—	—

Net cash provided by/(used in) financing activities	40,289	26,257	(43,218)	(206,089)	—	(182,761)
Effect of exchange rate changes on cash	—	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	37,625	412	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,082	53	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$38,707	$465	$81,257	$—	$120,593